Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Staples Index ETF	Nov. 29, 2022
Fidelity MSCI Consumer Staples Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	17.51%
Past 5 years	11.27%
Since Inception	10.77%
Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.85%
Past 5 years	10.57%
Since Inception	10.08%
Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.75%
Past 5 years	8.81%
Since Inception	8.61%
IXWMX
Average Annual Return:
Past 1 year	17.62%
Past 5 years	11.41%
Since Inception	10.92%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013